Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share
The following table reconciles the computation of basic

and diluted earnings per share:
For the Year ended December 31
millions of dollars (except per share amounts) 2024 2023
Numerator
Net income attributable to common shareholders $

493.6 $

977.7
Diluted numerator

493.6

977.7
Denominator
Weighted average shares of common stock outstanding – basic

289.1

273.6
Stock-based compensation

0.1

0.2
Weighted average shares of common stock outstanding – diluted

289.2

273.8
Earnings per common share
Basic

$

1.71 $

3.57
Diluted $

1.71 $

3.57